Non Current Liabilities - Convertible Note - Additional Information (Detail) - AUD ($)		1 Months Ended	12 Months Ended
	May 11, 2015	Jul. 31, 2017	Jun. 30, 2018	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Proceeds from Issuance of warrants and convertible notes	$ 13,750,828	$ 6,561,765		$ 13,750,828	[1]
Convertible Notes issued			$ 13,750,828	$ 9,331,297
Convertible Notes, Face value			$ 1.00
Convertible notes exercise price			$ 0.02
Interest rate			3.00%
Number of shares each note is converted			50
Discount rate				15.00%
Present Value of the Contractual Cash Flows [member]
Disclosure of detailed information about borrowings [line items]
Component of convertible note was initially recorded at fair value				$ 4,400,000
Warrants Exercise Price One [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback			8,475,995
Exercise price			0.025
Warrants Exercise Price Two [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback			371,445,231
Exercise price			0.0237

[1]	Non-cash investing and financing activities relate mainly to the following: • Fair value movement of convertible notes disclosed in Note 15 to the financial statements • Fair value movement of warrant liability disclosed in Note 14 to the financial statements • Exercise of vested performance rights for no cash consideration disclosed in Note 19 to the financial statements